Share Based Compensation (Summary Of Non-Vested RSUs Activity) (Details) - Restricted Stock Units (RSUs) [Member] - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Shares	0.6	0.6	0.8
Granted, Shares	0.7	0.6	0.6
Forfeited, Shares		(0.1)	(0.1)
Vested, Shares	(0.5)	(0.5)	(0.7)
Ending balance, Shares	0.8	0.6	0.6
Beginning balance, Weighted Average Grant Date Fair Value	$ 94.97	$ 87.50	$ 67.66
Granted, Weighted Average Grant Date Fair Value	127.00	94.88	92.51
Forfeited, Weighted Average Grant Date Fair Value	118.89	92.26	85.16
Vested, Weighted Average Grant Date Fair Value	109.03	86.97	69.00
Ending balance, Weighted Average Grant Date Fair Value	$ 114.67	$ 94.97	$ 87.50
Beginning balance, Fair Value at Grant Date	$ 54.8	$ 53.2	$ 56.0
Granted, Fair Value at Grant Date	88.4	56.0	52.9
Forfeited, Fair Value at Grant Date	(1.4)	(6.6)	(5.3)
Vested, Fair Value at Grant Date	(54.6)	(47.8)	(50.4)
Ending balance, Fair Value at Grant Date	$ 87.2	$ 54.8	$ 53.2
SB/RH Holdings, LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Shares	0.5	0.5	0.8
Granted, Shares	0.7	0.6	0.5
Forfeited, Shares		(0.1)	(0.1)
Vested, Shares	(0.5)	(0.5)	(0.7)
Ending balance, Shares	0.7	0.5	0.5
Beginning balance, Weighted Average Grant Date Fair Value	$ 96.92	$ 87.71	$ 67.90
Granted, Weighted Average Grant Date Fair Value	126.85	95.00	93.12
Forfeited, Weighted Average Grant Date Fair Value	118.89	92.26	85.16
Vested, Weighted Average Grant Date Fair Value	111.98	86.78	68.98
Ending balance, Weighted Average Grant Date Fair Value	$ 116.32	$ 96.92	$ 87.71
Beginning balance, Fair Value at Grant Date	$ 45.3	$ 42.1	$ 54.6
Granted, Fair Value at Grant Date	86.9	54.1	42.3
Forfeited, Fair Value at Grant Date	(1.4)	(6.6)	(5.3)
Vested, Fair Value at Grant Date	(48.4)	(44.3)	(49.5)
Ending balance, Fair Value at Grant Date	$ 82.4	$ 45.3	$ 42.1